Inventories, Net (Tables)	6 Months Ended
Dec. 31, 2024
Inventories, Net [Abstract]
Schedule of Inventories, Net

Inventories, net consisted of the following:

	As of
	December 31, 2024	June 30, 2024
	USD	USD
Raw materials	-	296,889
Finished goods	1,490	310,528
Others	-	5,747
Total	1,490	613,164
Inventory write-down	-	(12,288)
Inventories, net	1,490	600,876

Schedule of Inventories Write Down
	As of
	December 31, 2024	June 30, 2024
	USD	USD
Balance at beginning of the period/year presented	(12,288)	(4,749)
Write-down provided during the period/year	-	(7,594)
Write-offs during the period/year	12,443	-
Foreign currency translation adjustment	(155)	55
Balance at end of the period/year presented	-	(12,288)